Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Based Compensation
Stock based compensation expense	$ 25.0	$ 20.4	$ 13.4
Fair value of assumptions
Expected dividend yield	2.50%	2.00%	2.50%
Risk free interest rate	1.38%	0.92%	0.79%
Volatility	22.91%	21.68%	20.37%
Performance Awards (PAs)
Stock Based Compensation
Awards vesting period	2 years
Awards vesting period	$ 73.54	$ 72.00	$ 70.34
Awards issued	69,144	20,329	25,197
Unrecognized compensation cost related to nonvested	$ 6.2
Weighted average remaining requisite service period	12 months
Shareholder Value Awards (SVAs)
Stock Based Compensation
Awards vesting period	3 years
Awards vesting period	$ 66.25	$ 48.68	$ 54.81
Awards issued	35,063	36,071	21,956
Unrecognized compensation cost related to nonvested	$ 3.7
Weighted average remaining requisite service period	20 months
Restricted Stock Units (RSUs)
Stock Based Compensation
Awards vesting period	3 years
Awards vesting period	$ 72.47	$ 71.46	$ 71.69
Awards issued	57,224	26,468	32,695
Unrecognized compensation cost related to nonvested	$ 12.9
Weighted average remaining requisite service period	21 months